Long Term Deposit and Prepayment	12 Months Ended
Nov. 30, 2025
Long Term Deposit and Prepayment [Abstract]
LONG TERM DEPOSIT AND PREPAYMENT
5.	LONG TERM DEPOSIT AND PREPAYMENT

Long term deposit and prepayment consist of the following:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Rental deposit	—	—	—
Prepayment of consulting fee	500,000	500,000	64,210
Total	500,000	500,000	64,210

Consulting fee is prepaid to a third-party vendor with a two-year agreement, mainly for the consultancy on the business development of the Company, advice for other foreign potential markets, and market information.